Stock-Based Compensation (Details 2) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Jul. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Share based compensation cost			$ 467,683	$ 549,836	$ 264,462
Shares
Nonvested at December 31, 2014 (in shares)			153,000
Stock Option Plan 2012 | Stock Options
Stock-Based Compensation
Vesting period			5 years
Number of shares available for future grants			25,750	19,250
Weighted-average period over which cost is expected to be recognized			2 years 6 months 24 days
Share based compensation cost			43,830	42,623	17,179
RRP | Nonvested Stock
Stock-Based Compensation
Vesting period	4 years	5 years
Nonvested at December 31, 2014 (in dollars per share)	$ 12.43	$ 10.30	$ 10.46	$ 10.30
Number of shares available for future grants			131,500
Number of shares issued			130,500
Total unrecognized compensation cost			696,956
Weighted-average period over which cost is expected to be recognized			2 years 6 months 24 days
Share based compensation cost			282,949	267,347	117,822
Shares
Nonvested at January 1, 2014 (in shares)			104,000
Granted (in shares)			8,000
Vested (in shares)			(26,000)
Forfeited (in shares)			(8,000)
Nonvested at December 31, 2014 (in shares)			78,000	104,000
Weighted Average Grant Date Fair Value
Nonvested at January 1, 2014 (in dollars per share)			$ 10.30
Granted (in dollars per share)			$ 12.43
Vested (in dollars per share)			$ 10.46
Forfeited (in dollars per share)			$ 10.30
Nonvested at December 31, 2014 (in dollars per share)	$ 12.43	$ 10.30	$ 10.46	$ 10.30
Performance Award Plan | Nonvested Stock
Stock-Based Compensation
Nonvested at December 31, 2014 (in dollars per share)			$ 10.30	$ 10.30
Number of shares available for future grants			85,000
Share based compensation cost			$ 140,904	$ 239,866	$ 129,461
Period of performance results on which vesting period is based			3 years
Period of cumulative earnings per share on which performance criteria is based			3 years
Return on average tangible equity metrics (as a percent)			33.00%
Share Based Compensation Arrangement by Share Based Payment Award Period of Cumulative Earnings Per Share on Which Second Performance Criteria Based			3 years
Net charge off rate (as a percent)			33.00%
Profit margin (as a percent)			50.00%
Shares
Nonvested at January 1, 2014 (in shares)			85,000
Granted (in shares)			0
Vested (in shares)			0
Forfeited (in shares)			(10,000)
Nonvested at December 31, 2014 (in shares)			75,000	85,000
Weighted Average Grant Date Fair Value
Nonvested at January 1, 2014 (in dollars per share)			$ 10.30
Granted (in dollars per share)			$ 0.00
Vested (in dollars per share)			$ 0.00
Forfeited (in dollars per share)			$ 10.30
Nonvested at December 31, 2014 (in dollars per share)			$ 10.30	$ 10.30
Minimum | Performance Award Plan | Nonvested Stock
Stock-Based Compensation
Percentage of compensation cost payout			50.00%
Maximum | Performance Award Plan | Nonvested Stock
Stock-Based Compensation
Percentage of compensation cost payout			100.00%